TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION
TAXATION

16.  TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIE in the PRC. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Luckin BVI is incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries and VIE in the PRC. Under the current laws of the British Virgin Islands, Luckin BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

Luckin HK, Luckin Roasting and Luckin Roastery are incorporated in Hong Kong and are subject to Hong Kong profits tax rate. Under the two-tiered profits tax rates regime, the first 2.0 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2.0 million will be taxed at 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

Singapore

Under the current laws of Singapore, the Group’s subsidiaries in Singapore are subject to 17% income tax rate on any taxable income accruing in or derived from Singapore, or received in Singapore from outside Singapore.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Most of the Group’s PRC subsidiaries and consolidated VIE are subject to the statutory income tax rate of 25%.

The EIT Law and its implementation rules permit certain High and New Technologies Enterprises, or HNTEs, to enjoy a reduced 15% enterprise income tax rate subject to these HNTEs meeting certain qualification criteria. Luckin Coffee Information Technology (Xiamen) Ltd, Co. renewed the privilege of HNTEs and enjoyed a reduced 15% enterprise income tax rate from November 2023 to November 2026.

16.  TAXATION (CONTINUED)

PRC (continued)

From January 1, 2020 to December 31, 2024, enterprises registered in the Hainan Free Trade Port that are engaged in encouraged industries and are substantially in operation will be subject to a reduced 15% enterprise income tax rate. Luckin Trading (Hainan) Ltd, Co. and Luckin Coffee (Haikou) Ltd, Co. were qualified as such enterprises and enjoyed 15% preferential income tax rate.

From 2019, the State Administration of Taxation provides a preferential corporate income tax rate of 20%, an exemption at 75% or 87.5% for the assessable taxable profits under RMB 1.0 million, an exemption at 50% or 75% for the assessable taxable profits between RMB 1.0 million and RMB 3.0 million, for qualified small enterprises with low profits. The actual preferential corporate income tax rates after considering the exemption were 2.5%, 2.5% and 5% for assessable taxable profits less than RMB 1.0 million, respectively, for the year ended December 31, 2021, 2022 and 2023, while the rates were 10%, 5% and 5% for the assessable taxable profits between RMB1.0 million and RMB3.0 million from 2021 to 2023. The policy of the actual preferential corporate income tax rates of 5% after considering the exemption will continue to be implemented until December 31, 2027.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The components of (loss)/income before tax are as follows:

	For the year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
(Loss)/income before tax
Non-PRC	617,090	(331,744)	(123,731)	(17,427)
PRC	(102,298)	1,458,494	3,231,090	455,089
Total (loss)/income before tax	514,792	1,126,750	3,107,359	437,662

Income tax expenses/(benefits)
Current income tax expenses	360	144,032	401,039	56,485
Deferred tax expenses/(benefits)	(64,221)	494,472	(141,613)	(19,946)
Income tax (benefits)/expenses	(63,861)	638,504	259,426	36,539

16.  TAXATION (CONTINUED)

PRC (continued)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2021, 2022 and 2023 to income tax expense were as follows:

	For the year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Earnings before income taxes	514,792	1,126,750	3,107,359	437,662

Income tax expenses computed at PRC statutory
income tax rate of 25%	128,698	281,688	776,840	109,416
Additional deduction for R&D expenses	(11,095)	(13,516)	(19,397)	(2,732)
Non-deductible share-based compensation expenses	58,581	80,440	45,722	6,440
Non-deductible expenses and non-taxable income	9,415	(9,967)	5,378	757
Deferred tax assets writeoff related to closure entities	—	8,266	(401)	(56)
Expiration of tax loss	—	—	43,438	6,118
Effect of tax rate changes on deferred tax	—	—	725	102
Recognition of uncertain tax benefits	—	29,325	24,536	3,456
Change of valuation allowance	60,352	220,774	(609,815)	(85,891)
Effect of preferential tax rate	(158,362)	(18,626)	(48,123)	(6,778)
Effect of International tax rates	(155,242)	76,378	29,047	4,091
Prior-year tax filing difference	3,792	(16,258)	11,476	1,616

Income tax (benefits)/expenses	(63,861)	638,504	259,426	36,539

Deferred Taxes

The significant components of deferred taxes were as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Deferred tax assets
Donation	1,264	680	96
Accrued expenses	29,867	31,368	4,418
Accrued welfare	29,662	55,920	7,876
Impairment loss of long-lived assets and investments	327,764	4,568	643
Allowance for doubtful accounts	5,398	5,756	811
Tax losses	1,149,639	694,459	97,813
Valuation allowance	(1,335,125)	(442,669)	(62,349)

Total deferred tax assets, net	208,469	350,082	49,308

16.  TAXATION (CONTINUED)

Deferred Taxes (Continued)

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2022, the Company and most of its subsidiaries and VIE were in cumulative loss position, except some new entities with immaterial taxable income. As of December 31, 2023, Company re-evaluated the realization of deferred tax assets given the largely reduced uncertainty of the Company’s business performance after a certain number of the Company’s operation entities have turned cumulative profits from cumulative losses. The valuation allowance of RMB1,335.1 million and RMB442.7 million (US$62.3 million) as of December 31, 2022 and 2023 was primarily provided for the deferred income tax assets of certain subsidiaries, which were not able to utilize portion or all of the benefits of the deferred tax assets due to lack of sufficient sources of qualified taxable income. The change of valuation allowance in 2023 includes RMB282.6 million derecognition of deferred tax assets in relation to temporary difference for certain entity since new information was received in current year. The derecognition of such temporary differences would not impact the Company’s income tax expenses due to full valuation allowance provided as December 31, 2022.

Valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that some portion or all of the benefits of the deferred tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2023, the Group had accumulated tax losses of RMB2,729.5 million (US$384.4 million) derived from entities in the mainland PRC, which can be carried forward per tax regulation to offset future taxable income. The PRC taxable losses will expire from 2024 to 2028 if not utilized.

Unrecognized Tax Position

As of December 31, 2022 and 2023, unrecognized tax benefits were RMB80.9 million and RMB79.5 million (US$11.2 million), among which, RMB 54.7 million and RMB57.6 million (US$8.1 million) of unrecognized tax benefits as of December 31,2022 and 2023,respectively, would impact the effective tax rate if ultimately recognized after considering valuation allowance. The unrecognized tax benefits were primarily related to deemed sales of free coupons to customers. The unrecognized tax benefits represent a reduction of the deferred income tax assets for tax loss carry forwards since the uncertain tax position would reduce the tax loss carry forwards under the tax law and the estimated income tax expenses the Group would be required to pay should its revenue for tax purposes be recognized in accordance with current PRC tax laws and regulations. The amounts of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of year	54,956	80,930	11,399
Additions/(Deduction) based on tax positions related to the current year	25,974	(1,410)	(199)

Balance at end of year	80,930	79,520	11,200

The Company’s tax returns continue to remain effectively subject to examination by China tax authorities for the years 2019 through 2023.